BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 39.4%
Australia - 4.9%
Australia Government Bond, Senior Notes	5.750%	7/15/22	4,985,000	AUD	$3,451,148	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	1,323,200	AUD	843,101	(a)
Queensland Treasury Corp.	5.500%	6/21/21	2,275,000	AUD	1,485,393	(a)
Western Australian Treasury Corp.	7.000%	7/15/21	2,275,000	AUD	1,516,769

Total Australia					7,296,411

Brazil - 3.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,025,000	BRL	2,789,283
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,340,000	BRL	2,915,914

Total Brazil					5,705,197

Colombia - 4.0%
Colombian TES, Bonds	6.250%	11/26/25	9,580,000,000	COP	2,287,509
Colombian TES, Bonds	6.000%	4/28/28	15,960,000,000	COP	3,669,677

Total Colombia					5,957,186

Indonesia - 3.5%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	81,120,000,000	IDR	5,252,453

Malaysia - 5.1%
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	22,950,000	MYR	5,425,137
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	9,515,000	MYR	2,271,786

Total Malaysia					7,696,923

Mexico - 10.1%
Mexican Bonos, Bonds	8.000%	11/7/47	36,100,000	MXN	1,521,032
Mexican Bonos, Senior Notes	8.500%	5/31/29	84,000,000	MXN	3,825,173
Mexican Bonos, Senior Notes	7.750%	11/23/34	28,000,000	MXN	1,204,711
Mexican Bonos, Senior Notes	8.500%	11/18/38	89,100,000	MXN	3,972,795
Mexican Bonos, Senior Notes	7.750%	11/13/42	111,800,000	MXN	4,609,426

Total Mexico					15,133,137

Poland - 4.2%
Republic of Poland Government Bond	1.500%	4/25/20	14,063,000	PLN	3,400,883
Republic of Poland Government Bond	5.250%	10/25/20	5,624,000	PLN	1,394,202
Republic of Poland Government Bond	2.000%	4/25/21	6,323,000	PLN	1,548,364

Total Poland					6,343,449

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	66,000,000	RUB	900,378

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 3.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	61,394,998	ZAR	$2,044,841
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	63,617,268	ZAR	2,671,423

Total South Africa					4,716,264

TOTAL SOVEREIGN BONDS (Cost - $69,406,500)					59,001,398

CORPORATE BONDS & NOTES - 34.2%
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.5%
Walt Disney Co., Senior Notes	4.625%	3/23/40	195,000		238,078
Walt Disney Co., Senior Notes	4.700%	3/23/50	390,000		514,164

Total Entertainment					752,242

Media - 0.2%
Comcast Corp., Senior Notes	3.400%	4/1/30	185,000		200,773
Comcast Corp., Senior Notes	3.750%	4/1/40	75,000		84,847

Total Media					285,620

TOTAL COMMUNICATION SERVICES					1,037,862

CONSUMER DISCRETIONARY - 5.7%
Automobiles - 4.7%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.710%	4/5/21	3,299,000		3,051,902	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.778%	4/13/20	3,642,000		3,634,336	(b)
Toyota Motor Credit Corp., Senior Notes	3.375%	4/1/30	270,000		273,214	(c)

Total Automobiles					6,959,452

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	115,000		120,996
McDonald’s Corp., Senior Notes	3.625%	9/1/49	150,000		153,390
McDonald’s Corp., Senior Notes	4.200%	4/1/50	205,000		230,311

Total Hotels, Restaurants & Leisure					504,697

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	145,000		148,854
Home Depot Inc., Senior Notes	3.350%	4/15/50	125,000		130,972
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	110,000		125,804
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	280,000		339,453

Total Specialty Retail					745,083

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	3.250%	3/27/40	130,000	$136,542
NIKE Inc., Senior Notes	3.375%	3/27/50	135,000	147,695

Total Textiles, Apparel & Luxury Goods				284,237

TOTAL CONSUMER DISCRETIONARY				8,493,469

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Coca-Cola Co., Senior Notes	4.125%	3/25/40	120,000	146,562
Coca-Cola Co., Senior Notes	4.200%	3/25/50	200,000	261,921

Total Beverages				408,483

Household Products - 0.2%
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	145,000	169,489
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	125,000	154,052

Total Household Products				323,541

TOTAL CONSUMER STAPLES				732,024

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	555,000	367,246
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	2,720,000	1,904,830	(d)

TOTAL ENERGY				2,272,076

FINANCIALS - 18.7%
Banks - 10.4%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	3,295,000	3,782,000	(b)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.818%	3/10/23	3,515,000	3,213,204	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.818%	3/17/23	3,030,000	2,889,650	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.819%	7/26/21	2,693,000	2,670,227	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	1,480,000	1,682,157	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	1,015,000	1,307,138	(b)

Total Banks				15,544,376

Capital Markets - 5.5%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.133%	2/22/21	3,463,000	3,343,551	(b)(d)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.433%	2/23/23	5,158,000	4,949,158	(b)

Total Capital Markets				8,292,709

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 1.2%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.341%	11/5/21	1,842,000	$1,813,612	(b)

Insurance - 1.6%
American International Group Inc., Senior Notes	4.500%	7/16/44	375,000	381,940
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	1.695%	1/13/23	2,070,000	1,810,044	(b)(d)
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	110,000	110,511

Total Insurance				2,302,495

TOTAL FINANCIALS				27,953,192

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
CVS Health Corp., Senior Notes	4.125%	4/1/40	210,000	212,773
CVS Health Corp., Senior Notes	4.250%	4/1/50	270,000	281,457

TOTAL HEALTH CARE				494,230

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	3.950%	8/1/59	230,000	207,397
General Dynamics Corp., Senior Notes	4.250%	4/1/40	225,000	268,996
General Dynamics Corp., Senior Notes	4.250%	4/1/50	90,000	113,638
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	165,000	210,085
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	170,000	230,871

Total Aerospace & Defense				1,030,987

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	150,000	184,398
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	450,000	591,997

Total Air Freight & Logistics				776,395

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.700%	4/15/50	410,000	464,695

TOTAL INDUSTRIALS				2,272,077

INFORMATION TECHNOLOGY - 4.9%
IT Services - 0.2%
Mastercard Inc., Senior Notes	3.350%	3/26/30	110,000	122,073
Mastercard Inc., Senior Notes	3.850%	3/26/50	115,000	141,591

Total IT Services				263,664

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp., Senior Notes	4.750%	3/25/50	605,000	819,665
Intel Corp., Senior Notes	4.950%	3/25/60	215,000	299,846

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	280,000		$297,704
NVIDIA Corp., Senior Notes	3.500%	4/1/50	430,000		468,875

Total Semiconductors & Semiconductor Equipment					1,886,090

Software - 1.8%
Oracle Corp., Senior Notes	3.600%	4/1/50	1,445,000		1,451,588	(c)
Oracle Corp., Senior Notes	3.850%	4/1/60	1,235,000		1,249,316	(c)

Total Software					2,700,904

Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	2,139,000		2,548,739

TOTAL INFORMATION TECHNOLOGY					7,399,397

UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp., Senior Notes	4.050%	4/15/30	200,000		202,406	(c)
Exelon Corp., Senior Notes	4.700%	4/15/50	90,000		93,078	(c)

Total Electric Utilities					295,484

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	305,000		322,014

TOTAL UTILITIES					617,498

TOTAL CORPORATE BONDS & NOTES (Cost - $51,204,115)					51,271,825

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.0%
U.S. Government Obligations - 15.0%
U.S. Treasury Bonds	3.000%	2/15/49	1,752,400		2,442,065
U.S. Treasury Bonds	2.375%	11/15/49	10,950,000		13,651,143
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.154%)	0.239%	1/31/22	6,350,000		6,350,471	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,894,454)					22,443,679

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 1.1%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.847%	11/25/24	146,513		141,127	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.147%	1/25/30	370,807		331,715	(b)
Fondo de Titulizacion de Activos UCI, 17 A2 (3 mo. EURIBOR + 0.160%, 0.000% floor)	0.000%	12/17/49	298,467	EUR	285,123	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	411,161	EUR	$384,359	(a)(b)
Pastor GC Hipotecario, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	0.000%	6/21/46	665,768	EUR	595,753	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,939,202)					1,738,077

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,444,271)					134,454,979

			SHARES
SHORT-TERM INVESTMENTS - 5.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $8,067,999)	0.285%		8,067,999		8,067,999

TOTAL INVESTMENTS - 95.1% (Cost - $150,512,270)					142,522,978
Other Assets in Excess of Liabilities - 4.9%					7,370,567

TOTAL NET ASSETS - 100.0%					$149,893,545

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	47,000,000	USD	61,841	HSBC Securities Inc.	4/3/20	$(6,925)
CLP	130,000,000	USD	169,952	HSBC Securities Inc.	4/3/20	(18,055)
USD	211,242	CLP	177,000,000	HSBC Securities Inc.	4/3/20	4,428
USD	5,532,373	JPY	597,000,000	Citibank N.A.	4/8/20	(21,284)
JPY	49,000,000	USD	469,172	Goldman Sachs Group Inc.	4/8/20	(13,345)
JPY	44,000,000	USD	409,081	JPMorgan Chase & Co.	4/8/20	234
MYR	3,700,000	USD	871,819	Barclays Bank PLC	4/9/20	(15,661)
MYR	5,800,000	USD	1,389,887	Barclays Bank PLC	4/9/20	(47,801)
USD	9,461,568	MYR	38,800,000	Barclays Bank PLC	4/9/20	483,475
BRL	1,250,000	USD	275,082	HSBC Securities Inc.	4/9/20	(34,666)
BRL	5,700,000	USD	1,217,298	HSBC Securities Inc.	4/9/20	(121,001)
USD	8,054,135	BRL	32,910,000	HSBC Securities Inc.	4/9/20	1,724,458
KRW	1,250,000,000	USD	1,080,026	Citibank N.A.	4/13/20	(52,785)
USD	875,560	KRW	1,030,000,000	Citibank N.A.	4/13/20	29,114
PLN	4,000,000	USD	1,043,353	Citibank N.A.	4/15/20	(76,518)
USD	6,823,774	PLN	25,930,000	Citibank N.A.	4/15/20	556,266
COP	3,200,000,000	USD	835,946	JPMorgan Chase & Co.	4/16/20	(49,078)
USD	192,308	COP	660,000,000	JPMorgan Chase & Co.	4/16/20	30,016
USD	7,565,379	COP	24,850,000,000	JPMorgan Chase & Co.	4/16/20	1,454,858
CZK	12,000,000	USD	529,565	JPMorgan Chase & Co.	4/17/20	(46,760)
USD	228,251	NOK	2,200,000	Citibank N.A.	4/20/20	16,609
NOK	7,000,000	USD	787,455	HSBC Securities Inc.	4/20/20	(114,049)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	13,800,000	USD	1,464,634	HSBC Securities Inc.	4/21/20	$(68,924)
USD	620,628	SEK	6,000,000	HSBC Securities Inc.	4/21/20	13,798
USD	801,539	SEK	7,800,000	HSBC Securities Inc.	4/21/20	12,659
USD	176,518	NZD	280,000	Citibank N.A.	4/22/20	9,474
NZD	1,750,000	USD	1,158,822	HSBC Securities Inc.	4/22/20	(114,793)
GBP	400,000	USD	518,716	HSBC Securities Inc.	4/23/20	(21,621)
USD	258,234	GBP	200,000	JPMorgan Chase & Co.	4/23/20	9,687
USD	459,123	CAD	600,000	Goldman Sachs Group Inc.	4/24/20	32,649
CLP	300,000,000	USD	390,992	HSBC Securities Inc.	4/24/20	(40,242)
KRW	410,000,000	USD	334,154	Citibank N.A.	4/27/20	2,941
IDR	5,800,000,000	USD	405,935	JPMorgan Chase & Co.	4/27/20	(51,252)
IDR	16,200,000,000	USD	1,117,241	JPMorgan Chase & Co.	4/27/20	(126,574)
USD	194,580	IDR	2,700,000,000	JPMorgan Chase & Co.	4/27/20	29,469
USD	233,662	IDR	3,200,000,000	JPMorgan Chase & Co.	4/27/20	37,974
USD	6,713,069	IDR	92,300,000,000	JPMorgan Chase & Co.	4/27/20	1,068,710
RUB	25,000,000	USD	388,157	Citibank N.A.	4/29/20	(71,509)
USD	421,710	RUB	29,000,000	Citibank N.A.	4/29/20	54,398
USD	681,714	RUB	46,000,000	Citibank N.A.	4/29/20	99,082
MXN	16,300,000	USD	833,287	Barclays Bank PLC	5/13/20	(150,598)
MXN	12,800,000	USD	542,630	Citibank N.A.	5/13/20	(6,531)
MXN	23,400,000	USD	989,597	Citibank N.A.	5/13/20	(9,539)
USD	386,835	MXN	7,300,000	Citibank N.A.	5/13/20	81,091
USD	21,342,577	MXN	403,300,000	Citibank N.A.	5/13/20	4,451,252
MXN	20,100,000	USD	924,139	Goldman Sachs Group Inc.	5/13/20	(82,295)
MXN	48,800,000	USD	2,287,965	JPMorgan Chase & Co.	5/13/20	(244,085)
AUD	2,200,000	USD	1,431,518	JPMorgan Chase & Co.	5/29/20	(78,035)
USD	7,352,528	AUD	11,070,000	Morgan Stanley & Co. Inc.	5/29/20	542,050
NOK	8,500,000	USD	921,869	HSBC Securities Inc.	6/5/20	(104,058)
USD	6,851,208	ZAR	108,060,000	Barclays Bank PLC	6/9/20	865,878
ZAR	9,100,000	USD	542,814	Citibank N.A.	6/9/20	(38,774)
ZAR	17,100,000	USD	1,044,530	Citibank N.A.	6/9/20	(97,379)
ZAR	5,400,000	USD	304,818	HSBC Securities Inc.	6/9/20	(5,717)
ZAR	5,600,000	USD	320,595	HSBC Securities Inc.	6/9/20	(10,417)
JPY	237,000,000	USD	2,325,365	Citibank N.A.	6/11/20	(114,420)
USD	147,641	JPY	16,000,000	Citibank N.A.	6/11/20	(1,621)
USD	316,176	JPY	35,000,000	Citibank N.A.	6/11/20	(10,335)
USD	438,263	JPY	47,900,000	Citibank N.A.	6/11/20	(8,591)
KRW	640,000,000	USD	536,217	HSBC Securities Inc.	6/12/20	(9,091)
USD	10,011,961	EUR	8,820,000	JPMorgan Chase & Co.	6/12/20	257,185

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,050,000	USD	1,188,898	UBS Securities LLC	6/12/20	$(27,615)
CLP	1,010,000,000	USD	1,205,941	HSBC Securities Inc.	6/15/20	(23,545)
GBP	1,400,000	USD	1,835,932	Barclays Bank PLC	6/16/20	(94,654)
KRW	740,000,000	USD	618,057	Citibank N.A.	6/19/20	(8,356)

Total						$9,629,256

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$59,001,398	—	$59,001,398
Corporate Bonds & Notes	—	51,271,825	—	51,271,825
U.S. Government & Agency Obligations	—	22,443,679	—	22,443,679
Collateralized Mortgage Obligations	—	1,738,077	—	1,738,077

Total Long-Term Investments	—	134,454,979	—	134,454,979

Short-Term Investments†	$8,067,999	—	—	8,067,999

Total Investments	$8,067,999	$134,454,979	—	$142,522,978

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,867,755	—	$11,867,755

Total	$8,067,999	$146,322,734	—	$154,390,733

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,238,499	—	$2,238,499

†	See Schedule of Investments for additional detailed categorizations.

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